Financial risk management (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Financial risk management [Line Items]
Fuel and energy expense	$ 117,000
Energy expense	77,000
Additional Cost saving for Energy Prices Movement	12,000
Financial assets, at fair value	$ 249
Closing foreign exchange rate	614.75	669.47
Percentage of Financial Liabilities Maturing in Next 12 Months	7.00%
Undrawn borrowing facilities	$ 248,000
Derivatives [member]
Financial risk management [Line Items]
Financial assets, at fair value	$ 5,000	$ 41,000